Interests in associates (Tables)	12 Months Ended
Dec. 31, 2024
Interests in associates
Schedule of carrying amount and financial information of equity-accounted investments

2024
Balance as of January 1,	—
Fair value of Neurosterix US Holdings LLC equity interest	9,428,400
Share of net loss of Neurosterix’s Group	(2,177,157)
Share of other comprehensive loss of Neurosterix’s Group	(164,101)
Balance as of December 31,	7,087,142

December 31, 2024
Current assets	19,488,067
Non-current assets	16,798,610
Current liabilities	2,332,589
Non-current liabilities	2,452,936
Net assets (100%)	31,501,153
Group share of net assets (20%)	6,300,231

2024
Income	298,379
Net loss for the period	(10,885,785)
Other comprehensive loss	(820,507)
Total comprehensive loss	(11,706,292)